Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (40,690)	$ (29,799)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	22,497	21,342
Stock-based compensation	11,501	12,351
Foreign currency transaction loss (gain)	1,231	(9,137)
Share in net (profits) losses of associated companies	0	4,038
Unrealized Gain (Loss) on Investments	(59)	240
Acquisitions	(4,045)	862
Deferred income taxes, net and uncertain tax positions	5,568	305
Other non-cash items, net	(1,065)	(53)
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(9,240)	(1,951)
Inventories	170	20,439
Other current assets and prepaid expenses	(8,113)	(6,429)
Other non-current assets	1,487	3,909
Accounts payable	2,472	(9,213)
Other current liabilities	4,203	(4,898)
Deferred revenues	533	4,484
Other non-current liabilities	(2,745)	(3,059)
Net cash provided by (used in) operating activities	(16,295)	3,431
Cash flows from investing activities
Cash paid for business combinations	0	(5,448)
Purchase of property and equipment	(7,578)	(11,036)
Investments in short-term bank deposits	(126,000)	(183,500)
Proceeds from Sale of Short-Term Investments	156,000	80,500
Investments in unconsolidated entities	(4,933)	(390)
Purchase of intangible assets	(1,180)	(4,028)
Other investing activities	397	(41)
Net cash used in investing activities	16,706	(123,943)
Cash flows from financing activities
Payment of contingent consideration	(2,624)	(657)
Proceeds from PIPE transaction, net of issuance costs	0	119,291
Other financing activities	56	(350)
Net cash provided by (used in) financing activities	(2,568)	118,284
Effect of exchange rate changes on cash, cash equivalents and restricted cash	42	3,069
Net change in cash, cash equivalents and restricted cash	(2,115)	841
Cash, cash equivalents and restricted cash, beginning of year	95,356	71,076
Cash, cash equivalents and restricted cash, end of year	93,241	71,917
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	607	2,773
Transfer of fixed assets to inventories	0	5
Issuance of ordinary shares under employee share purchase plan	2,743	2,598
Issuance of ordinary shares as part of Nexa3D Inc. transaction	500	3,135
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	92,528	71,073
Restricted cash included in other current assets	713	844
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 93,241	$ 71,917